Other receivables (Details) - CHF (SFr)	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables [abstract]
Value added tax receivable	SFr 96,853	SFr 63,452
Withholding tax receivable	18,526	18,115
Deposit credit cards	80,040	79,840
Other	124,955	79,874
Total other receivables	SFr 320,374	SFr 241,281